COMMITMENTS AND CONTINGENCIES (Details Narrative) - ESG [Member] ¥ in Thousands				1 Months Ended
	Jul. 07, 2023 USD ($)	Jun. 06, 2023 USD ($)	Sep. 03, 2021 USD ($)	Jul. 31, 2023 USD ($)	Dec. 02, 2022 USD ($)	Nov. 10, 2022 USD ($)	Jan. 05, 2022 USD ($)	Jan. 05, 2022 CNY (¥)
Construction cost							$ 18,090,000.00	¥ 115,000
Legal fees						$ 60,147
Unpaid contractual price			$ 48,744
Lawsuit damage		$ 26,095	$ 26,095
AUFP [Member]
Settlement payment	$ 50,740			$ 50,740
Liu Pengpeng [Member]
Legal fees					$ 66,066